Leases - Summary of Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities, Operating cash flows from operating leases	¥ 22,608	¥ 74,038	¥ 72,698
Noncash changes in right-of-use assets from new lease obligations and lease modification: Operating leases	¥ 380	¥ 4,339	¥ (24,720)
Operating leases, Weighted average remaining lease term	12 years 7 months 6 days	12 years 3 months 18 days	12 years
Operating leases, Weighted average discount rate	6.80%	7.60%	7.40%